OTHER CURRENT ASSETS - Movements in the provision for impairment of other current assets (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Provision for impairment of other current assets
Effect of adoption of IFRS 9	¥ (139,436)
At beginning of year			¥ 46,699,433
Impairment on other current assets | Other current assets
Provision for impairment of other current assets
As at January 1,	¥ 1,677,277	¥ 1,677,277	1,672,316
Effect of adoption of IFRS 9		38,502
At beginning of year		1,715,779	1,672,316
Provision for impairment		65,494	29,483
Write off		(6,117)	(10,926)
Reversal		(1,731)	(9,531)
Others		(5,218)	(4,065)
As at December 31,		¥ 1,768,207	¥ 1,677,277